Treasury Stock - Additional Information (Detail) (USD $)	0 Months Ended			1 Months Ended	12 Months Ended					0 Months Ended			1 Months Ended
	Dec. 31, 2013	Jul. 24, 2012	Dec. 29, 2011	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2013	Oct. 31, 2013	Apr. 20, 2010 Maximum	Jul. 24, 2012 Maximum	May 03, 2011 Maximum	Jan. 31, 2014 Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Shares authorized to be repurchased under stock repurchase plan										10,000,000	20,000,000	15,000,000	28,000,000
Time shares may be purchased										2 years
Expiration date of shares authorized to be repurchased under stock repurchase plan		Apr. 30, 2014											Apr. 30, 2015
Purchase of treasury shares (in shares)	3,100,000		400	3,100,000	3,100,000	3,200,000	6,600,000
Stock repurchase value					$ 97,600,000	$ 74,600,000	$ 120,600,000
Repurchase of common stock, average cost per share	$ 31.48			$ 31.48	$ 31.48	$ 23.31	$ 18.28
Shares available for repurchase	4,007,000			4,007,000	4,007,000			7,107,000	7,107,000				12,000,000
Treasury stock acquired as a result of share withholding for taxes					264,383	31,000
Value of treasury stock acquired as a result of share withholding for taxes					$ 6,300,000	$ 671,000.0